Loans and financing - Breakdown by currency (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and financing
Borrowings	BRL 19,298,563	BRL 16,152,511	BRL 12,743,832
Loans and financing in Reais
Loans and financing
Borrowings	8,602,867	7,114,923
Loans and financing in Reais | BNDES | Selic
Loans and financing
Borrowings	526,031	240,983
Loans and financing in foreign currency
Loans and financing
Borrowings	10,695,696	9,037,588
Loans and financing in foreign currency | BNDES currency basket
Loans and financing
Borrowings	498,535	567,774
Real
Loans and financing
Borrowings	8,076,836	6,873,940
U.S. Dollar
Loans and financing
Borrowings	BRL 10,197,161	BRL 8,469,814